Share-Based Payment (Details) - USD ($)																																	1 Months Ended				12 Months Ended
	Aug. 18, 2029	Aug. 18, 2028	Jul. 11, 2028	Aug. 18, 2027	Aug. 16, 2027	Jul. 11, 2027	Nov. 14, 2026	Aug. 18, 2026	Aug. 16, 2026	Jul. 11, 2026	Jan. 31, 2026	Nov. 14, 2025	Aug. 31, 2025	Aug. 18, 2025	Aug. 16, 2025	Jan. 31, 2025	Nov. 14, 2024	Nov. 06, 2024	Aug. 31, 2024	Jul. 11, 2024	Jan. 31, 2024	Nov. 14, 2023	Nov. 06, 2023	Aug. 31, 2023	Aug. 16, 2023	Jan. 31, 2023	Nov. 27, 2022	Nov. 14, 2022	Aug. 31, 2022	Jan. 31, 2022	Nov. 06, 2021	Aug. 31, 2021	Mar. 31, 2023	Apr. 30, 2020	Apr. 30, 2019	Nov. 30, 2017	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Mar. 03, 2021
Share-based Payment [Line Items]
Stock options valid period																																5 years
Share-based compensation cost (in Dollars)																																					$ 327,464	$ 657,878	$ 1,186,806
Unrecognized compensation cost (in Dollars)																																					$ 162,693
Weighted-average period																																					1 year 7 months 13 days
Shares Issued, Price Per Share																																								$ 6
Annual Installments [Member]
Share-based Payment [Line Items]
Percentage of vest																									25.00%			25.00%		25.00%		25.00%
Third Installment [Member]
Share-based Payment [Line Items]
Percentage of vest												25.00%				25.00%			25.00%				25.00%				25.00%	25.00%
First Installment [Member]
Share-based Payment [Line Items]
Percentage of vest																		25.00%				25.00%				25.00%			25.00%		25.00%
Fourth Installment [Member]
Share-based Payment [Line Items]
Percentage of vest											25.00%		25.00%
Second Installment [Member]
Share-based Payment [Line Items]
Percentage of vest										25.00%					25.00%		25.00%				25.00%			25.00%
Stock Options [Member]
Share-based Payment [Line Items]
Granted aggregate of stock options shares (in Shares)																				1,472,000					1,535,000			1,023,531		1,300,000		2,790,300
Stock options granted to the employees (in Shares)														1,484,500
Stock options valid period														5 years						5 years					5 years			5 years		5 years
Intrinsic value of options exercised (in Dollars)																																					$ 861,344	953,513	$ 1,098,566
Stock Options [Member] | Annual Installments [Member]
Share-based Payment [Line Items]
Percentage of vest														25.00%																									25.00%
Stock Incentive Plan 2017 [Member]
Share-based Payment [Line Items]
Shares granted (in Shares)																																				2,210,000
Contractual term																																				10 years
2019 Equity Incentive Plan [Member]
Share-based Payment [Line Items]
Shares granted (in Shares)																																			2,220,000
2020 Equity Incentive Plan [Member]
Share-based Payment [Line Items]
Shares granted (in Shares)																																		11,011,663
Contractual term																																		5 years
2023 Equity Incentive Plan [Member]
Share-based Payment [Line Items]
Shares granted (in Shares)																																	20,000,000
Contractual term																																	5 years
Restricted Share Units [Member]
Share-based Payment [Line Items]
Share-based compensation cost (in Dollars)																																					$ 1,642,992	1,810,033	$ 1,981,210
Number of shares granted (in Shares)																																					1,800,000
Unrecognized compensation cost (in Dollars)																																					$ 0
Estimated total fair value of the RSUs granted (in Dollars)																																					$ 1,675,158	$ 1,786,633	$ 1,935,396
Weighted-average grant-date fair value per share (in Dollars per share)																																					$ 0.91
Restricted Share Units [Member] | 2020 Equity Incentive Plan [Member]
Share-based Payment [Line Items]
Number of shares granted (in Shares)																																					1,800,000	2,200,000	1,934,000
Subsequent Event [Member] | First Installment [Member]
Share-based Payment [Line Items]
Percentage of vest								25.00%
Directors [Member]
Share-based Payment [Line Items]
Stock options granted to the employees (in Shares)																																2,590,300
Senior Executives [Member]
Share-based Payment [Line Items]
Weighted-average grant-date fair value per share (in Dollars per share)																																					$ 0.17		$ 0.46
Shares Issued, Price Per Share																																						$ 0.16
Key Employees [Member]
Share-based Payment [Line Items]
Weighted-average grant-date fair value per share (in Dollars per share)																																					0.18		0.44
Employees and Directors [Member] | Restricted Share Units [Member]
Share-based Payment [Line Items]
Weighted-average grant-date fair value per share (in Dollars per share)																																					$ 0.91	$ 0.81	$ 0.98
Forecast [Member] | Third Installment [Member]
Share-based Payment [Line Items]
Percentage of vest						25.00%			25.00%
Forecast [Member] | Fourth Installment [Member]
Share-based Payment [Line Items]
Percentage of vest			25.00%		25.00%		25.00%
Forecast [Member] | Stock Options [Member] | Third Installment [Member]
Share-based Payment [Line Items]
Percentage of vest		25.00%
Forecast [Member] | Stock Options [Member] | First Installment [Member]
Share-based Payment [Line Items]
Percentage of vest						25.00%
Forecast [Member] | Stock Options [Member] | Fourth Installment [Member]
Share-based Payment [Line Items]
Percentage of vest	25.00%			25.00%
Employee [Member]
Share-based Payment [Line Items]
Stock options granted to the employees (in Shares)																																200,000